UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Woodley Farra Manion Portfolio Management, Inc.
Address: One Indiana Square, Suite 2254
         Indianapolis, IN  46204

13F File Number:  28-10031

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald F. Woodley
Title:     President
Phone:     317-269-0224

Signature, Place, and Date of Signing:

     /s/  Donald F. Woodley     Indianapolis, IN     July 22, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $248,985 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      312     6627 SH       SOLE                     6627        0        0
APACHE CORP                    COM              037411105      436     6039 SH       SOLE                     6039        0        0
AT&T INC                       COM              00206R102      433    17423 SH       SOLE                    17423        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    10148   286357 SH       SOLE                   286357        0        0
BHP BILLITON LTD               SPONSORED ADR    088606108    11523   210546 SH       SOLE                   210546        0        0
BP PLC                         SPONSORED ADR    055622104    10734   225127 SH       SOLE                   225127        0        0
CHEVRON CORP NEW               COM              166764100    12892   194591 SH       SOLE                   194591        0        0
COCA COLA CO                   COM              191216100      211     4406 SH       SOLE                     4406        0        0
COLGATE PALMOLIVE CO           COM              194162103      300     4240 SH       SOLE                     4240        0        0
CONOCOPHILLIPS                 COM              20825C104      263     6253 SH       SOLE                     6253        0        0
DANAHER CORP DEL               COM              235851102     9712   157307 SH       SOLE                   157307        0        0
DUKE ENERGY CORP NEW           COM              26441C105      157    10750 SH       SOLE                    10750        0        0
DUKE REALTY CORP               COM NEW          264411505     8834  1007310 SH       SOLE                  1007310        0        0
EMERSON ELEC CO                COM              291011104     9769   301513 SH       SOLE                   301513        0        0
EXXON MOBIL CORP               COM              30231g102     2253    32221 SH       SOLE                    32221        0        0
FIRST HORIZON NATL CORP        COM              320517105    11383   948555 SH       SOLE                   948555        0        0
FRONTIER FINL CORP WASH        COM              35907K105       13    11304 SH       SOLE                    11304        0        0
GENERAL ELECTRIC CO            COM              369604103     6834   583064 SH       SOLE                   583064        0        0
HOME DEPOT INC                 COM              437076102    12548   531035 SH       SOLE                   531035        0        0
HUBBELL INC                    CL B             443510201     8624   268993 SH       SOLE                   268993        0        0
INTEL CORP                     COM              458140100    11010   665245 SH       SOLE                   665245        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    12879   123340 SH       SOLE                   123340        0        0
JOHNSON & JOHNSON              COM              478160104     1601    28192 SH       SOLE                    28192        0        0
JPMORGAN CHASE & CO            COM              46625H100     1066    31239 SH       SOLE                    31239        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     9483   136681 SH       SOLE                   136681        0        0
LILLY ELI & CO                 COM              532457108    10493   302909 SH       SOLE                   302909        0        0
MCDONALDS CORP                 COM              580135101      944    16419 SH       SOLE                    16419        0        0
MICROSOFT CORP                 COM              594918104     8507   357872 SH       SOLE                   357872        0        0
NISOURCE INC                   COM              65473p105      201    17239 SH       SOLE                    17239        0        0
PEPSICO INC                    COM              713448108      785    14280 SH       SOLE                    14280        0        0
PFIZER INC                     COM              717081103      869    57940 SH       SOLE                    57940        0        0
ROWAN COS INC                  COM              779382100     4751   245897 SH       SOLE                   245897        0        0
SCHERING PLOUGH CORP           COM              806605101      261    10374 SH       SOLE                    10374        0        0
SCHLUMBERGER LTD               COM              806857108      525     9704 SH       SOLE                     9704        0        0
SPECTRA ENERGY CORP            COM              847560109     9406   555895 SH       SOLE                   555895        0        0
ST JUDE MED INC                COM              790849103    14716   358060 SH       SOLE                   358060        0        0
STRYKER CORP                   COM              863667101     9190   231255 SH       SOLE                   231255        0        0
SYSCO CORP                     COM              871829107      218     9710 SH       SOLE                     9710        0        0
US BANCORP DEL                 COM NEW          902973304     1325    73941 SH       SOLE                    73941        0        0
V F CORP                       COM              918204108     8959   161867 SH       SOLE                   161867        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104    12587   409598 SH       SOLE                   409598        0        0
WELLS FARGO & CO NEW           COM              949746101    10564   435463 SH       SOLE                   435463        0        0
WILLIAMS COS INC DEL           COM              969457100      851    54495 SH       SOLE                    54495        0        0
WYETH                          COM              983024100      415     9150 SH       SOLE                     9150        0        0